Supplement dated October 1, 1998, and effective November 2, 1998 to the current Prospectus for the Class A Shares and Class B Shares of the following Funds

Aggressive Growth Fund             Devon Fund                          Growth Stock Fund             Small Cap Value Fund
Blue Chip Fund                     Emerging Markets Fund               International Equity Fund     Social Awareness Fund
Decatur Income Fund                Foundation Balanced Portfolio       New Pacific Fund              Trend Fund
Decatur Total Return Fund          Foundation Growth Portfolio         Overseas Equity Fund          Tax-Efficient Equity Fund
DelCap Fund                        Foundation Income Portfolio         REIT Fund                     U.S. Growth Fund
Delaware Fund                      Global Equity Fund

The following replaces information in the Shareholder Transaction Expenses table under Summary of Expenses and all other references in the Prospectuses to front-end sales charges for Class A Shares and contingent deferred sales charges for Class B Shares of the Funds listed above:

Maximum Sales Charge Imposed on Purchases of Class A Shares               5.75%
(as a percentage of offering price)

Maximum Contingent Deferred Sales Charge for Class B hares                5.00%*
(as a percentage of original purchase price or redemption proceeds, as applicable)

*Class B Shares are subject to a CDSC of: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed during the second year following purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter.

The following replaces the Example of Expenses under Summary of Expenses for Class A Shares and Class B Shares:

--------------------------------------------------------------------------------------------------------------------------------
                                                     Assuming Redemption                      Assuming No Redemption
--------------------------------------------------------------------------------------------------------------------------------
Fund                                          1 year    3 years   5 years   10 years     1 year    3 years    5 years   10 years
--------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Fund
Class A Shares                                $74.26    $109.44   $146.94    $251.89     $74.26    $109.44    $146.94    $251.89
Class B Shares                                $75.31    $107.85   $153.05    $265.18     $25.31     $77.85    $133.05    $265.18
--------------------------------------------------------------------------------------------------------------------------------
Blue Chip Fund
Class A Shares                                $71.89    $102.19   $134.65    $226.26     $71.89    $102.19    $134.65    $226.26
Class B Shares                                $72.31     $98.81   $137.95    $235.70     $22.31     $68.81    $117.95    $235.70
--------------------------------------------------------------------------------------------------------------------------------
Decatur Income Fund
Class A Shares                                $65.96     $83.95   $103.45    $159.69     $65.96     $83.95    $103.45    $159.69
Class B Shares                                $67.08     $82.96   $111.26    $177.42     $17.08     $52.96     $91.26    $177.42
--------------------------------------------------------------------------------------------------------------------------------
Decatur Total Return Fund
Class A Shares                                $68.36     $91.35   $116.16    $187.07     $68.36     $91.35    $116.16    $187.07
Class B Shares                                $68.59     $87.56   $119.03    $196.46     $18.59     $57.56     $99.03    $196.46
--------------------------------------------------------------------------------------------------------------------------------
DelCap Fund
Class A Shares                                $70.55     $98.10   $127.69    $211.61     $70.55     $98.10    $127.69    $211.61
Class B Shares                                $70.90     $94.57   $130.84    $221.03     $20.90     $64.57    $110.84    $221.03
--------------------------------------------------------------------------------------------------------------------------------
Delaware Fund
Class A Shares                                $66.83     $86.62   $108.04    $169.62     $66.83     $86.62    $108.04    $169.62
Class B Shares                                $68.09     $86.03   $116.45    $188.10     $18.09     $56.03     $96.45    $188.10
--------------------------------------------------------------------------------------------------------------------------------
Devon Fund
Class A Shares                                $69.98     $96.34   $124.69    $205.27     $69.98     $96.34    $124.69    $205.27
Class B Shares                                $70.30     $92.75   $127.78    $214.68     $20.30     $62.75    $107.78    $214.68
--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund
Class A Shares                                $76.63    $116.64   $159.08    $276.84     $76.63    $116.64    $159.08    $276.84
Class B Shares                                $77.31    $113.83   $162.98    $286.33     $27.31     $83.83    $142.98    $286.33
--------------------------------------------------------------------------------------------------------------------------------
Foundation Balanced Portfolio
Class A Shares                                $65.20     $81.58    $99.37    $150.80     $65.20     $81.58     $99.37    $150.80
Class B Shares                                $65.77     $78.95   $104.47    $164.34     $15.77     $48.95     $84.47    $164.34
--------------------------------------------------------------------------------------------------------------------------------
Foundation Growth Portfolio
Class A Shares                                $65.20     $81.58    $99.37    $150.80     $65.20     $81.58     $99.37    $150.80
Class B Shares                                $65.77     $78.95   $104.47    $164.34     $15.77     $48.95     $84.47    $164.34
--------------------------------------------------------------------------------------------------------------------------------
Foundation Income Portfolio
Class A Shares                                $65.20     $81.58    $99.37    $150.80     $65.20     $81.58     $99.37    $150.80
Class B Shares                                $65.77     $78.95   $104.47    $164.34     $15.77     $48.95     $84.47    $164.34
--------------------------------------------------------------------------------------------------------------------------------
Global Equity Fund
Class A Shares                                $69.50     $94.87   $122.18    $199.94   $69.50       $94.87    $122.18    $199.94
Class B Shares                                $69.80     $91.22   $125.21    $209.35   $19.80       $61.22    $105.21    $209.35
--------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                     Assuming Redemption                      Assuming No Redemption
---------------------------------------------------------------------------------------------------------------------------------
Fund                                           1 year    3 years   5 years   10 years     1 year    3 years    5 years   10 years
---------------------------------------------------------------------------------------------------------------------------------
Growth Stock Fund
Class A Shares                                 $74.26    $109.44   $146.94    $251.89     $74.26    $109.44    $146.94    $251.89
Class B Shares                                 $75.31    $107.85   $153.05    $265.18     $25.31     $77.85    $133.05    $265.18
---------------------------------------------------------------------------------------------------------------------------------
International Equity Fund
Class A Shares                                 $73.79    $107.99   $144.49    $246.81     $73.79    $107.99    $144.49    $246.81
Class B Shares                                 $74.31    $104.84   $148.04    $256.28     $24.31     $74.84    $128.04    $256.28
---------------------------------------------------------------------------------------------------------------------------------
New Pacific Fund
Class A Shares                                 $74.74    $110.89   $149.38    $256.94     $74.74    $110.89    $149.38    $256.94
Class B Shares                                 $75.31    $107.85   $153.05    $266.42     $25.31     $77.85    $133.05    $266.42
---------------------------------------------------------------------------------------------------------------------------------
Overseas Equity Portfolio
Class A Shares                                 $74.74    $110.89   $149.38    $256.94     $74.74    $110.89    $149.38    $256.94
Class B Shares                                 $75.31    $107.85   $153.05    $266.42     $25.31     $77.85    $133.05    $266.42
---------------------------------------------------------------------------------------------------------------------------------
REIT Fund
Class A Shares                                 $68.17     $90.76   $115.14    $184.90     $68.17     $90.76    $115.14    $184.90
Class B Shares                                 $68.89     $88.48   $120.59    $198.39     $18.89     $58.48    $100.59    $198.39
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund
Class A Shares                                 $70.84     $98.98   $129.18    $214.76     $70.84     $98.98    $129.18    $214.76
Class B Shares                                 $71.20     $95.48   $132.37    $224.19     $21.20     $65.48    $112.37    $224.19
---------------------------------------------------------------------------------------------------------------------------------
Social Awareness Fund
Class A Shares                                 $71.89    $102.19   $134.65    $226.26     $71.89    $102.19    $134.65    $226.26
Class B Shares                                 $72.31     $98.81   $137.95    $235.70     $22.31     $68.81    $117.95    $235.70
---------------------------------------------------------------------------------------------------------------------------------
Trend Fund
Class A Shares                                 $70.36     $97.51   $126.69    $209.50     $70.36     $97.51    $126.69    $209.50
Class B Shares                                 $71.20     $95.48   $132.37    $222.91     $21.20     $65.48    $112.37    $222.91
---------------------------------------------------------------------------------------------------------------------------------
Tax-Efficient Equity Fund
Class A Shares                                 $71.89    $102.19   $134.65    $226.26     $71.89    $102.19    $134.65    $226.26
Class B Shares                                 $72.31     $98.81   $137.95    $235.70     $22.31     $68.81    $117.95    $235.70
---------------------------------------------------------------------------------------------------------------------------------
U.S. Growth Fund
Class A Shares                                 $71.31    $100.43   $131.66    $220.00     $71.31    $100.43    $131.66    $220.00
Class B Shares                                 $71.71     $97.01   $134.93    $229.46     $21.71     $67.01    $114.93    $229.46
---------------------------------------------------------------------------------------------------------------------------------

The following replaces the table of Front-End Sales Charges for Class A Shares under Classes of Shares:

---------------------------------------------------------------------------------------------------------------------------------
Amount of Purchase                  Front-end Sales Charge as % of Offering Price      Dealers Commission as % of Offering Price
---------------------------------------------------------------------------------------------------------------------------------
Less than $50,000                                       5.75%                                             5.00%
---------------------------------------------------------------------------------------------------------------------------------
$50,000 but under $100,000                              4.75%                                             4.00%
---------------------------------------------------------------------------------------------------------------------------------
$100,000 but under $250,000                             3.75%                                             3.00%
---------------------------------------------------------------------------------------------------------------------------------
$250,000 but under $500,000                             2.50%                                             2.00%
---------------------------------------------------------------------------------------------------------------------------------
$500,000 but under $1,000,000                           2.00%                                             1.60%
---------------------------------------------------------------------------------------------------------------------------------

The Front-End Sales Charge as % of the amount invested is as follows:

---------------------------------------------------------------------------------------------------------
Fund                                5.75%         4.75%          3.75%           2.50%            2.00%
---------------------------------------------------------------------------------------------------------
Aggressive Growth Fund              6.08%         5.01%          3.89%           2.58%            2.04%
---------------------------------------------------------------------------------------------------------
Blue Chip Fund                      6.09%         4.97%          3.86%           2.54%            2.03%
---------------------------------------------------------------------------------------------------------
Decatur Income Fund                 6.11%         5.00%          3.90%           2.57%            2.04%
---------------------------------------------------------------------------------------------------------
Decatur Total Return Fund           6.08%         4.99%          3.90%           2.55%            2.03%
---------------------------------------------------------------------------------------------------------
DelCap Fund                         6.11%         4.99%          3.91%           2.56%            2.04%
---------------------------------------------------------------------------------------------------------
Delaware Fund                       6.10%         4.97%          3.88%           2.57%            2.05%
---------------------------------------------------------------------------------------------------------
Devon Fund                          6.10%         4.98%          3.92%           2.58%            2.02%
---------------------------------------------------------------------------------------------------------
Emerging Markets Fund               6.08%         5.00%          3.92%           2.55%            2.06%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Fund                                5.75%         4.75%          3.75%           2.50%            2.00%
---------------------------------------------------------------------------------------------------------
Foundation Balanced Portfolio       6.12%         4.94%          3.88%           2.59%            2.00%
---------------------------------------------------------------------------------------------------------
Foundation Growth Portfolio         6.12%         4.94%          3.88%           2.59%            2.00%
---------------------------------------------------------------------------------------------------------
Foundation Income Portfolio         6.12%         4.94%          3.88%           2.59%            2.00%
---------------------------------------------------------------------------------------------------------
Global Equity Fund                  6.12%         4.98%          3.91%           2.56%            2.06%
---------------------------------------------------------------------------------------------------------
Growth Stock Fund                   6.09%         5.00%          3.90%           2.58%            2.04%
---------------------------------------------------------------------------------------------------------
International Equity Fund           6.08%         4.98%          3.89%           2.59%            2.05%
---------------------------------------------------------------------------------------------------------
New Pacific Fund                    6.15%         5.05%          3.96%           2.60%            2.05%
---------------------------------------------------------------------------------------------------------
Overseas Equity Fund                6.07%         4.95%          3.91%           2.56%            2.08%
---------------------------------------------------------------------------------------------------------
REIT Fund                           6.09%         4.98%          3.87%           2.58%            2.03%
---------------------------------------------------------------------------------------------------------
Small Cap Value Fund                6.11%         5.00%          3.89%           2.55%            2.05%
---------------------------------------------------------------------------------------------------------
Social Awareness Fund               6.10%         5.03%          3.87%           2.52%            2.03%
---------------------------------------------------------------------------------------------------------
Trend Fund                          6.09%         5.01%          3.88%           2.59%            2.05%
---------------------------------------------------------------------------------------------------------
Tax-Efficient Equity Fund           6.09%         5.00%          3.91%           2.54%            2.00%
---------------------------------------------------------------------------------------------------------
U.S. Growth Fund                    6.13%         4.98%          3.90%           2.58%            2.04%
---------------------------------------------------------------------------------------------------------

The following replaces the second sentence under Deferred Sales Charge Alternative - Class B Shares under Classes of Shares:

The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase to no more than 5% of the dollar amount purchased.